This Amendment to the Registration Statement has been signed by the Boards of Trustees of the Registrant and the Portfolios
                                                               File No. 33-44579
                                                                        811-6498
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              --------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                          Pre-Effective Amendment No.                        [ ]
                       Post-Effective Amendment No. 27                       [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                [ ]
                              Amendment No. 30                               [X]

                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

          300 North Lake Avenue
              Pasadena, CA                                         91101-4106
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                                  THAD M. BROWN
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

              [ ] immediately upon filing pursuant to paragraph (b)
              [ ] on (date) pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(i)
              [ ] on (date) pursuant to paragraph (a)(i)
              [X] 75 days after filing pursuant to paragraph (a)(ii)
              [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          PROVIDENT INVESTMENT COUNSEL
                                 PINNACLE FUNDS

                                   ----------

                Growth Fund B * Balanced Fund B * Mid Cap Fund B
                          * Small Company Growth Fund B

                                   ----------

                                   Prospectus
                                 March   , 1999



    The Securities and Exchange Commission does not judge whether any mutual fund is a good investment or whether any prospectus is accurate or complete. It is illegal to make such claims.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

                                    CONTENTS

       Key Facts ............................................  3
       The Funds at a Glance ................................  3
       Who May Want to Invest ...............................  3
       Expenses .............................................  5
       Structure of the Funds and the Portfolios ............  6
       The Funds in Detail ..................................  6
       Management ...........................................  6
       PIC's Historical Performance Data ....................  7
       More Information About the Funds' Investments
         and Strategies .....................................  8
       Your Account ......................................... 10
       Ways to Set Up Your Account .......................... 10
       How to Buy Shares .................................... 12
       How to Sell Shares ................................... 13
       Important Redemption Information ..................... 15
       Investor Services .................................... 16
       Shareholder Account Policies ......................... 16
       Dividends, Capital Gains and Taxes ................... 16
       Distribution Options ................................. 17
       Understanding Distributions .......................... 17
       Transaction Details .................................. 17
       Year 2000 Risk ....................................... 20

KEY FACTS

THE FUNDS AT A GLANCE

Management: Provident Investment Counsel (PIC), located in Pasadena, California
since 1951, is the Funds' Advisor. At            1998, total assets under PIC's
management were over $         billion.

Structure: Unlike most mutual funds, each Fund's investment in portfolio securities is indirect. A Fund first invests all of its assets in a PIC Portfolio. The PIC Portfolio, in turn, acquires and manages individual securities. Investors should carefully consider this investment approach.

PINNACLE BALANCED FUND B

Goal: Total return -- that is, a combination of income and capital growth, while preserving capital.

Strategy: Invests, through the PIC Balanced Portfolio, in a combination of high quality growth stocks and bonds.

PINNACLE GROWTH FUND B

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Growth Portfolio, in high quality growth stocks.

PINNACLE MID CAP FUND B

Goal: Long term growth of capital.

Strategy: Invests through the PIC Mid Cap Portfolio, mainly in equity securities of medium-sized companies.

PINNACLE SMALL COMPANY GROWTH FUND B

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Small Cap Portfolio, mainly in equity securities of small companies.

WHO MAY WANT TO INVEST

The Balanced Fund may be appropriate for investors who seek potentially high long-term returns, but hope to see less fluctuation in the value of their investment.

The Growth Fund may be appropriate for investors who seek potentially high long-term returns, but are willing to accept the risk of investing in growth stocks. The Fund is designed for those seeking capital appreciation through a diversified portfolio of securities of companies of all sizes.

The Mid Cap Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The Fund is designed for those who want to focus on medium-sized companies.

The Small Company Growth Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The Small Company Growth Fund is designed for those who want to focus on small companies.

A company is considered small or medium-sized based on its market capitalization. A company's market capitalization is the total market value of its outstanding common stock. Generally, a small company is one with market capitalization or annual revenues at the time of purchase of $250 million or less. A medium-sized company is one with $500 million to $5 billion in market capitalization. The securities of smaller, less well-known companies (including medium-sized companies) may be more volatile than those of larger companies. Over time, however, small capitalization and medium capitalization stocks have shown greater growth potential than those of large capitalization stocks. Medium capitalization stocks tend to involve less risk than small capitalization stocks.

The value of each Fund's investments will vary from day to day. Value generally reflects market conditions, interest rates, and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods. The value of the Balanced Fund's bond investments will likely fall when interest rates rise.

By itself, no Fund is a complete, balanced investment plan. And no Fund can guarantee that it will reach its goal. When you sell your shares, you may lose money.

Investments in the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

EXPENSES

Shareholder fees are paid directly from your investment.

Maximum sales charge on purchases
  (as a percentage of offering price)                     None

Maximum deferred sales charge
  (As a percentage of purchase or sale
    price whichever is less)                              5.00%

Exchange fee                                              $ 5

Annual operating expenses are paid out of each Fund's and each Portfolio's assets. Each Fund indirectly will pay an investment advisory fee, and each Fund also will incur other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. A Fund's expenses are factored into its share price or dividends and will not be charged directly to shareholder accounts.

                               Pinnacle     Pinnacle    Pinnacle   Pinnacle
                               Balanced     Growth      Mid Cap    Small Company
                               Fund B       Fund B      Fund B     Growth Fund B
                               ------       ------      ------     -------------
Management fee (paid by
 the Portfolio)                  0.60%       0.80%       0.70%        0.80%
12b-1 fee (paid by the Fund)     0.75%       0.75%       0.75%        0.75%
Other expenses (paid by both)    0.74%       3.19%       2.31%        3.45%
                                -----       -----       -----        -----

Total operating expenses         2.09%       4.74%       3.76%        5.00%

Expense reimbursements*         (0.19%)     (2.64%)     (1.62%)      (2.70%)
                                -----       -----       -----        -----

Actual operating expenses        1.90%       2.10%       2.14%        2.30%
                                =====       =====       =====        =====

* PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses. PIC may end or change these agreements at any time.

Examples: These examples will help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Let's say, hypothetically, that each Fund's annual return is 5% and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown:

                               Pinnacle     Pinnacle    Pinnacle   Pinnacle
                               Balanced     Growth      Mid Cap    Small Company
                               Fund B       Fund B      Fund B     Growth Fund B
                               ------       ------      ------     -------------
1 year - with redemption        $708          $728        $731         $  747
         without redemption      193           213         217            233
3 years - with redemption        926           985         996          1,043
          without redemption     597           658         670            718

These examples are only illustrations, and your actual costs may be higher or lower. The tables above reflect the expenses of the Funds and the Portfolios in which they invest.

STRUCTURE OF THE FUNDS AND THE PORTFOLIOS

Each Fund seeks its goal by investing all of its assets in a PIC Portfolio. The PIC Portfolio then invests directly in securities. Each PIC Portfolio is a mutual fund with the same investment goal as the Fund investing in it.

A Portfolio may sell its shares to other funds and institutions as well as to a Pinnacle Fund. All who invest in a Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Pinnacle Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

The Funds' Board of Trustees may decide that it is in the best interests of a Fund to stop investing in a PIC Portfolio. The Board would then decide what further action to take, such as permitting the Fund to invest in some other mutual fund or permitting the Fund to invest in securities directly.

THE FUNDS IN DETAIL

MANAGEMENT

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. An investment committee of PIC formulates and implements an investment program for each of the Portfolios, including determining which securities should be bought and sold. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

Each Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of net assets, the Balanced Portfolio paid PIC 0.60%; the Growth Portfolio paid 0.80%; the Mid Cap Portfolio paid 0.70%; and the Small Cap Portfolio paid 0.80%.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and, finally, companies that may currently be under-researched by Wall Street analysts.

The value of a Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments.

Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests each Portfolio's assets according to its investment strategy. Each Portfolio also reserves the right to invest without limitation in short-term instruments for temporary, defensive purposes. At those times, a Fund would not be seeking capital growth.

PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services.

PIC'S HISTORICAL PERFORMANCE DATA

The investment results presented below are not the results of the Funds. They are for composites of all accounts managed by PIC with similar investment objectives and strategies to the Funds.

These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. Figures reflect annualized returns, except that second quarter and year-to-date figures represent actual total returns over the period. Annualized total returns show that cumulative total returns for a stated time period (i.e., 1, 3, 7 or 10 years) have been averaged over the period. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in SEC rules, which differs in certain respects from the methodology used below to calculate PIC's performance.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Funds or to the same types of expenses that the Funds pay. These differences might have affected the performance figures shown below.

The figures shown below represent the performance of the accounts included in the composites. The figures are net of actual fees and expenses paid by the accounts included in the composites.

However, these fees and expenses are generally lower than the fees and expenses expected to be paid by the Funds. Higher fees and expenses would have resulted in lower composite performance figures. The Indices are not managed and do not pay any fees or expenses.

PERFORMANCE ENDED DECEMBER 31, 1998

                                   Fourth
                                   Quarter    1        3        7       10
                                    1998     Year    Years    Years    Years
                                    ----     ----    -----    -----    -----

PIC Balanced Composite             16.48%   33.36%   24.13%   14.92%   19.16%
Lipper Balanced Fund Index(1)       ____%    ____%    ____%    ____%    ____%

PIC Large Cap Growth Composite     23.41    40.95    30.32    17.64    23.38
Russell Growth Fund Index (2)       ____     ____     ____     ____     ____
Russell 1000 Growth Index (3)      26.74    38.71    30.62    19.06    20.56

PIC Mid Cap Growth Composite        ____     ____     ____     ____     ____
Russell Midcap Index (4)            ____     ____     ____     ____     ____

PIC Small Cap Growth Composite     25.49     7.16     8.35    15.02    21.85
Russell 2000 Growth Index (5)      23.64     1.23     8.35    10.31    11.54

----------
(1) The Lipper Balanced Fund Index measures the performance of those mutual funds that Lipper Analytical Services, Inc. has classified as "balanced." Balanced funds maintain a portfolio of both stocks and bonds typically with a stock to bond ratio ranging from 60/40%.
(2)  The Russell Growth Fund Index [TO BE SUPPLIED]
(3) The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
(4) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. As of May 31, 1998, the average market capitalization of companies in the Russell 1000 Index was approximately $3.7 billion
(5) The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and lower forecasted growth values.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND STRATEGIES

As described earlier, each Fund invests all of its assets in a PIC Portfolio. This section gives more information about how the PIC Portfolios invest.

PROVIDENT INVESTMENT COUNSEL PINNACLE BALANCED FUND B

The Balanced Fund seeks total return while preserving capital by investing in the PIC Balanced Portfolio. In PIC's opinion, over time, stocks outperform bonds and investments that are equivalent to cash. Consequently the Balanced Portfolio will attempt to achieve total return through investments in equity securities.

In selecting investments for the Balanced Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. In addition, PIC seeks companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the aggregate, are 1.5 times the average performance of the Standard & Poor's 500 Composite Stock Price Index for the same period. The Balanced Portfolio will invest in a range of small, medium and large companies. The minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Balanced Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Balanced Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

The Balanced Portfolio will also invest no less than 25% of its assets in fixed-income securities, both to earn current income and to achieve gains from an increase in the value of the fixed-income securities. In general, prices of fixed-income securities rise when interest rates fall, and vice versa. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term fixed-income securities are generally more sensitive to interest rate changes than short-term fixed-income securities.

The Balanced Portfolio may invest up to 70% of its total assets in fixed-income securities, but it may not invest in those securities unless they have been rated investment grade (BBB/Baa or better) or are the unrated equivalent. Lower-rated securities have higher credit risks.

PROVIDENT INVESTMENT COUNSEL PINNACLE GROWTH FUND B

The Growth Fund seeks long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in equity securities. Under normal circumstances, the Growth Portfolio will invest at least 80% of its assets in equity securities. In selecting investments for the Growth Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. PIC uses "bottom-up" fundamental research to identify companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the aggregate, are 1.5 times the average performance of the Standard & Poor's Index of 500 Common Stocks for the same period. The minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Growth Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Growth Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

PROVIDENT INVESTMENT COUNSEL PINNACLE MID CAP FUND B

The Mid Cap Fund seeks long term growth of capital by investing in the PIC Mid Cap Portfolio, which in turn invests primarily in equity securities of medium-sized companies.

PIC will invest at least 65%, and normally at least 95%, of the Mid Cap Portfolio's total assets in these securities. The Mid Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types.

Medium-sized companies are those whose market capitalizations fall within the range of $500 million to $5 billion. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than stocks of small companies.

PROVIDENT INVESTMENT COUNSEL PINNACLE SMALL COMPANY GROWTH FUND B

The Small Company Growth Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in equity securities of small companies.

PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Small companies are those whose market capitalization or annual revenues are $250 million or less. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value.

YOUR ACCOUNT

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT

To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

* Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

* Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

* 403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations.

* 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

GIFTS OR TRANSFERS TO MINOR (UGMA, UTMA)

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST

For money being invested by a trust

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION

For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

HOW TO BUY SHARES

Once each business day, each Fund calculates its share price: The share price is the Fund's net asset value (NAV). Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

                                             Minimum Investments
                                             -------------------
To open an account                                $2,000

For retirement accounts                           $  500

For automatic investment plans                    $  250

To add to an account                              $  250

For retirement plans                              $  250

Through automatic investment plans                $  100

Minimum Balance                                   $1,000

For retirement accounts                           $  500

For Information: (800) 618-7643

TO INVEST

By Mail:  Provident Investment Counsel Pinnacle Funds
          P.O. Box 8943
          Wilmington, DE 19899

By Wire: Call: (800) 618-7643 to set up an account and arrange a wire transfer

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

You may be charged a contingent deferred sales charge if you sell your shares within a certain time after you purchased them. There is no charge on shares which you acquire by reinvesting your dividends. The deferred sales charge is based on the original cost of your shares or the market value of them when you sell, whichever is less. The deferred sales charges are as follows:

           Years after Purchase        Deferred Sales Charge
           --------------------        ---------------------
                  1                            5.00%
                  2                            4.00%
                  3                            3.00%
                  4                            3.00%
                  5                            2.00%
                  6                            1.00%
           Within the 7th Year                 None

When you place an order to sell your shares, we will first sell any shares in your account which are not subject to a deferred sales charge. Next we will sell shares subject to the lowest deferred sales charge.

Your Fund shares automatically will convert to shares of the corresponding Pinnacle Fund A after seven years. For example, if you own shares of Pinnacle Balanced Fund B, they will be converted to shares of Pinnacle Balanced Fund A. This will mean that your Fund account will be subject to lower overall charges. The conversion will be a taxable event for you.

Deferred sales charges may be reduced or waived under certain circumstances and for certain groups. Call ____________________ for details.

The Trust has adopted a plan pursuant to Rule 12b-1 that allows a Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The plan provides for annual payments of 0.75% of each Fund's average daily net assets.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

*  You wish to redeem more than $100,000 worth of shares,

*  Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

*  The check is being made payable to someone other than the account owner.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

*  Your name,

*  Your Fund account number,

*  The dollar amount or number of shares to be redeemed, and

*  Any other applicable requirements listed in the table at right.

*  Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:  Provident Investment Counsel Funds
                      P.O. Box 8943
                      Wilmington, DE 19899

IMPORTANT REDEMPTION INFORMATION

                  Account Type              Special Requirements
                  ------------              --------------------

Phone             All account types      * Your telephone call must be received
(800) 618-7643    except retirement        by 4 p.m. Eastern time to be redeemed
                                           on that day (maximum check request
                                           $100,000).

Mail or in        Individual, Joint      * The letter of instructions must be
Person            Tenant, Sole Propri-     signed by all persons required to
                  etorship, UGMA,          sign for transactions, exactly as
                  UTMA                     their names appear on the account.

                  Retirement Account     * The account owner should complete a
                                           retirement distribution form. Call
                                           (800) 618-7643 to request one.

                  Trust                  * The trustee must sign the letter
                                           indicating capacity as trustee. If
                                           the trustee's name is not in the
                                           account registration, provide a copy
                                           of the trust document certified
                                           within the last 60 days.

                  Business or            * At least one person authorized by
                  Organization             corporate resolutions to act on the
                                           account must sign the letter.

                                         * Include a corporate resolution with
                                           corporate seal or a signature
                                           guarantee.

                  Executor,              * Call (800) 618-7643 for instructions.
                  Administrator,
                  Conservator,
                  Guardian

Wire              All account types      * You must sign up for the wire feature
                  except retirement        before using it. To verify that it is
                                           in place, call (800) 618-7643.
                                           Minimum wire: $5,000.

                                         * Your wire redemption request must be
                                           received by the Fund before 4 p.m.
                                           Eastern time for money to be wired
                                           the next business day.

INVESTOR SERVICES

PIC provides a variety of services to help you manage your account.

INFORMATION SERVICES

PIC'S telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

*  Financial reports (every six months)

TRANSACTION SERVICES

Exchange Privilege. You may sell your Fund shares and buy shares of other Pinnacle Funds B by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. The Funds' Transfer Agent, Provident Financial Processing Corp., charges a $5 fee for each exchange, which is automatically deducted when the exchange is made. Also see "Exchange Restrictions."

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day.

REGULAR INVESTMENT PLANS

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions--including exchanges to other Pinnacle Funds B--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold
31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

*  PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* Each Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer, PIC will give you 30 days prior notice of its intention to close your account. You will not be charged a deferred sales charge for a low balance redemption.

Please note this about exchanges

As a shareholder, you have the privilege of exchanging shares of a Fund for shares of other Provident Investment Counsel Pinnacle Funds B. However, you should note the following:

*  The Fund you are exchanging into must be registered for sale in your state.

* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

*  Before exchanging into a Fund, read its prospectus.

*  Exchanges may have tax consequences for you.

* Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

* Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

YEAR 2000 RISK.

Like other business organizations around the world, the Funds could be adversely affected if the computer systems used by their investment advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Funds' advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Funds' other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

                              PIC INVESTMENT TRUST

                       Statement of Additional Information

                             Dated ___________, 1999

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the applicable prospectus of the Provident
Investment Counsel Pinnacle Balanced Fund B, Provident Investment Counsel Pinnacle Growth Fund B, Provident Investment Counsel Pinnacle Mid Cap Fund B and Provident Investment Counsel Pinnacle Small Company Growth Fund, series of PIC Investment Trust (the "Trust"), which share a common prospectus. There are eight other series of the Trust: Provident Investment Counsel Pinnacle Balanced Fund A, Provident Investment Counsel Pinnacle Growth Fund A, Provident Investment Counsel Pinnacle Mid Cap Fund A and Provident Investment Counsel Pinnacle Small Company Growth Fund A, Provident Investment Counsel Growth Fund I, Provident Investment Counsel Mid Cap Fund I, Provident Investment Counsel Small Company Growth Fund I and Provident Investment Counsel Small Cap Growth Fund I. The Provident Investment Counsel Pinnacle Balanced Fund B(the "Balanced Fund") invests in the PIC Balanced Portfolio; the Provident Investment Counsel Pinnacle Growth Fund B (the "Growth Fund") invests in the PIC Growth Portfolio; the Provident Investment Counsel Pinnacle Mid Cap Fund B (the "Mid Cap Fund") invests in the PIC Mid Cap Portfolio; the Provident Investment Counsel Pinnacle Small Company Growth Fund B (the "Small Company Growth Fund") invests in the PIC Small Cap Portfolio. (In this SAI, the Balanced Fund, the Growth Fund, the Mid Cap Fund and the Small Company Growth Fund may be referred to as the "Funds", and the PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

        Investment Objectives and Policies ......................  B-2
           The Balanced Fund ....................................  B-2
           The Growth Fund ......................................  B-3
           The Mid Cap Fund .....................................  B-3
           The Small Company Growth Fund ........................  B-3
           Investment Restrictions ..............................  B-4
           Repurchase Agreements ................................  B-6
           Options Activities ...................................  B-6
           Futures Contracts ....................................  B-7
           Foreign Securities ...................................  B-8
           Forward Foreign Currency Exchange Contracts ..........  B-9
           Segregated Accounts ..................................  B-11
           Debt Securities and Ratings ..........................  B-11
        Management ..............................................  B-11
        Custodian and Auditors ..................................  B-15
        Portfolio Transactions and Brokerage ....................  B-15
        Portfolio Turnover ......................................  B-17
        Additional Purchase and Redemption Information ..........  B-17
        Net Asset Value .........................................  B-18
        Taxation ................................................  B-18
        Dividends and Distributions .............................  B-19
        Performance Information .................................  B-20
        General Information .....................................  B-21
        Appendix ................................................  B-23

                       INVESTMENT OBJECTIVES AND POLICIES

Introduction

     Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to a Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in a Portfolio. Information concerning other holders of interests in a Portfolio is available by calling (800)618-7643.

     The Trustees of the Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of a Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

The Balanced Fund

     The investment objective of the Balanced Fund is to provide high total return while reducing risk. The Balanced Fund may also attempt to earn current income and reduce the variability of the net asset value of its shares by investing a portion of its assets in short-term investments. Normally, these investments will range from 0 to 20% of its assets. There is no assurance that the Balanced Fund will achieve its objective. The Balanced Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a diversified open-end management investment company having the same investment objective as the Balanced Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Balanced Fund and the Balanced Portfolio. Because the investment characteristics of the Balanced Fund will correspond directly to those of the Balanced Portfolio, the discussion refers to those investments and techniques employed by the Balanced Portfolio.

The Growth Fund

     The investment objective of the Growth Fund is to provide long-term growth of capital. There is no assurance that the Growth Fund will achieve its objective. The Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Fund and the Growth Portfolio. Because the investment characteristics of the Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

The Mid Cap Fund

     The investment objective of the Mid Cap Fund is to provide long-term growth of capital. There is no assurance that the Mid Cap Fund will achieve its objective. The Mid Cap Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Mid Cap Portfolio (the "Mid Cap
Portfolio"). The Mid Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Mid Cap Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Mid Cap Fund and the Mid Cap Portfolio. Because the investment characteristics of the Mid Cap Fund will correspond directly to those of the Mid Cap Portfolio, the discussion refers to those investments and techniques employed by the Mid Cap Portfolio.

The Small Company Growth Fund

     The investment objective of the Small Company Growth Fund is to provide capital appreciation. There is no assurance that Small Company Growth Fund will achieve its objective. The Small Company Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Small Company Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Small Company Growth Fund and the Small Cap Portfolio. Because the investment characteristics of the Small Company Growth Fund will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

Investment Restrictions

     The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio. Except with respect to borrowing, changes in values of assets of a particular Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by such Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

In addition, no Fund or Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that the Balanced Portfolio may write covered call and cash secured put options on debt securities, and the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

     5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that any Portfolio may purchase and sell stock index futures contracts and the Balanced Portfolio may purchase and sell interest rate futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolios observe the following restrictions as a matter of operating but not fundamental policy.

     No Portfolio may:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Securities and Investment Practices

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolios. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals.

Equity Securities

     Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Short-Term Investments

     Short-term investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. A Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

     The Balanced Portfolio may write (i.e., sell) call options ("calls") on debt securities, and the Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. call is "covered" if the Portfolio owns the optioned securities. When the Balanced or Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Balanced and Small Cap Portfolios may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     The Balanced and Small Cap Portfolios also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Futures Contracts

     The Balanced Portfolio may buy and sell interest rate futures contracts, and all the Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

     The Portfolios may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. A Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or ADRs which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Forward Foreign Currency Exchange Contracts

     The Portfolios may enter into forward contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

     When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by a Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet a Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Jettie M. Edwards (age 52),          Consulting principal of
Trustee                              Syrus Associates (consulting firm)
76 Seaview Drive
Santa Barbara, CA 93108

Jeffrey D. Lovell (age 46),          Managing Director, President and co-founder
Trustee                              of Putnam, Lovell & Thornton, Inc.
11150 Santa Monica Blvd., Ste 1650   (investment bankers)
Los Angeles, CA 90025

Jeffrey J. Miller (age 48),          Managing Director and Secretary of the
President and Trustee*               Advisor; President and Trustee of each of
300 North Lake Avenue                the Portfolios
Pasadena, CA 91101

Wayne H. Smith (age 57),             Vice President and Treasurer of Avery
Trustee                              Dennison Corporation (pressure sensitive
150 N. Orange Grove Blvd.            material and office products manufacturer)
Pasadena, CA 91103

Thad M. Brown (age 48),              Senior Vice President and Chief Financial
Vice President, Secretary            Officer of the Advisor
and Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

     The Trustees and officers of each of the Portfolios, their business address and their occupations during the past five years are:

Richard N. Frank (age 75),           Chief Executive Officer, Lawry's
Trustee                              Restaurants, Inc.; formerly Chairman
234 E. Colorado Blvd.                of Lawry's Foods, Inc.
Pasadena, CA 91101

James Clayburn LaForce (age70),      Dean Emeritus, John E. Anderson Graduate
Trustee                              School of Management, University of
P.O. Box 1585                        California, Los Angeles. Director of The
Pauma Valley, CA 92061               BlackRock Funds. Trustee of Payden & Rygel
                                     Investment Trust. Director of the Timken
                                     Co., Rockwell International, Eli Lilly,
                                     Jacobs Engineering Group and Imperial
                                     Credit Industries.

Jeffrey J. Miller (age 48),          Managing Director and Secretary of the
President and Trustee*               Advisor
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 59),           Vice Chairman and Executive Vice President
Trustee                              of Countrywide Credit Industries (mortgage
155 N. Lake Avenue                   banking)
Pasadena, CA 91101

Thad M. Brown (age 48),              Senior Vice President and Chief Financial
Vice President, Secretary            Officer of the Advisor
and Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolios under the 1940 Act.

     The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                 Deferred
                                         Total            Compensation
        Name of Trustee               Compensation          Accrued
        ---------------               ------------          -------
       Jettie M. Edwards               $12,000(1)          $   -0-
       Bernard J. Johnson               11,500(1)              -0-
       Jeffrey D. Lovell                11,500(1)           22,093
       Wayne H. Smith                   12,000(1)           23,719
       Richard N. Frank                 12,000(2)           23,604
       James Clayburn LaForce           12,000(2)              -0-
       Angelo R. Mozilo                 12,000(2)           24,153

----------
(1)  Compensation was paid by the Registrant

(2) Compensation was paid by three other registered investment companies in the "Fund Complex."

The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

     For its services, the Advisor receives a fee from the Balanced Portfolio at an annual rate of 0.60% of its average net assets, 0.80% of the Growth Portfolio's average net assets, 0.80% of the Small Cap Portfolio's average net assets and 0.70% of the Mid Cap Portfolio's average net assets. During the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Balanced Portfolio, $236,672, $153,518 and $74,462, respectively; from the Growth Portfolio, $1,045,893, $838,058 and $949,431, respectively; and from the Small Cap Portfolio, $1,418,731, $1,525,768 and $1,395,748, respectively. The Mid Cap
Portfolio earned fees of $29,031 during the period December 31, 1997 through October 31, 1998. However, the Advisor has agreed to limit the aggregate expenses of the Balanced Portfolio to 0.80% of average net assets, and the aggregate expenses of the Growth and Small Cap Portfolios to 1.00% of average net assets. As a result, the Advisor paid expenses of the Balanced Portfolio that exceeded these expense limits in the amounts of $71,076, $91,689 and $111,580 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively. The Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $22,176, $48,003 and $64,401 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively. The Advisor paid expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $24,020, $24,879 and $64,401 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively. The Mid Cap Portfolio was not in existence prior to 1998; during the period December 31, 1997 through October 31, 1998, it paid the Advisor a net fee of $29,031, after waiving $85,951.

     Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust.

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

     The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration, L.L.C. for managing some of their business affairs. Each Portfolio pays an annual administration fee of 0.10% of its average net assets, subject to an annual minimum of $45,000. Each Fund pays an annual fee of $15,000.

The Distributor

     First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

Distribution Plan

     The Trustees and/or shareholders of the Trust have adopted, on behalf of each Fund, a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a 12b-1 fee to the Distributor at an annual rate of 0.75% of its average daily net assets for expenses incurred in marketing its shares, including advertising, printing and compensation to securities dealers or other industry professionals.

Shareholder Services Plan

     On ____________, 1999, the Board of Trustees approved the implementation of a Shareholder Services Plan (the "Services Plan") under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund will pay the Advisor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a "Participating Organization") out of the fees the Advisor receives from the Funds under the Services Plan to the extent that the Participating Organization performs shareholder servicing functions for Fund shares owned by its customers.

                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Funds' assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, ______________________, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the

Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolios or the Funds which invest in the Portfolios.

     The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Balanced Portfolio were $24,471 and $8,805, respectively. During the fiscal year ended October 31, 1998, the Balanced Portfolio paid $34,286 in brokerage commissions, of which $319 was paid to brokers who furnished research services. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Growth Portfolio were $110,376 and $148,938, respectively. During the fiscal year ended October 31, 1998, the Growth Portfolio paid $165,841 in brokerage commissions, of which $2,255 was paid to brokers who furnished research services. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Small Cap Portfolio were $218,087 and $115,709, respectively. During the fiscal year ended December 31, 1998, the Small Cap Portfolio paid $208,083 in brokerage commissions, of which $10,766 was paid to brokers who furnished research services. During the period December 31, 1997 through October 31, 1998, the Mid Cap Portfolio paid $15,377 in brokerage commissions, of which $921 was paid to brokers who furnished research services.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.

     The debt securities which will be a major component of the Balanced Portfolio's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Growth Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1998 and 1997 was 81.06% and 67.45%, respectively. Balanced Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1998 and 1997 was 111.47% and 104.50%, respectively. Small Cap Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1998 and 1997 was 81.75% and 151.51%, respectively. Mid Cap Portfolio's portfolio turnover rate for the period December 31, 1997 through October 31, 1998 was 166.89%.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

         The contingent deferred sales charge imposed on Fund shares does not apply to (a) any redemption pursuant to a tax-free return of an excess contribution to an individual retirement account or other qualified retirement plan if the Fund is notified at the time of such request; (b) any redemption of a lump-sum or other distribution from qualified retirement plans or accounts provided the shareholder has attained the minimum age of 70 1/2 years and has held the Fund shares for a minimum period of three years; (c) any redemption by advisory accounts managed by the Advisor or its affiliates; (d) any redemption made by employees, officers or directors of the Advisor or its affiliates; (e) any redemption by a tax-exempt employee benefit plan if continuation of the investment would be improper under applicable laws or regulations; and (f) any redemption or transfer of ownership of shares following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (the "Code"), of a shareholder if the Fund is provided with proof of death or disability and with all documents required by the Transfer Agent within one year after the death or disability.

                                 NET ASSET VALUE

     The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

     The Funds will each be taxed as separate entities under the Code and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     Under the Taypayer Relief Act of 1997, different maximum tax rates apply to an individual's net capital gain depending on the individual's holding period and marginal rate of federal income tax - generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Pursuant to an Internal Revenue Service notice, each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.

     Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION
Total Return

     Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                        P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

     Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                 YIELD = 2 [(a-b + 1){6}-1]
                       --
                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     Each Fund is a diversifed series of the Trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

     The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

               (1)  Declaration of Trust(1)
               (2)  By-Laws(1)
               (3)  Not applicable
               (4)  Management Agreement(3)
               (5)  Distribution Agreement(1)
               (6)  Not applicable
               (7)  Custodian Agreement(4)
               (8)  (i)  Administration   Agreement  with  Investment
                         Company Administration Corporation(1)
                    (ii) Administration   Agreement   with   Provident
                         Investment Counsel(1)
               (9)  Opinion and consent of counsel(1)
               (10) Not applicable
               (11) Not applicable
               (12) Investment letter(1)
               (13) Distribution Plan pursuant to Rule 12b-1 (5)
               (14) Financial Data Schedules  (filed as Exhibit 27 for
                    electronic filing purposes)
               (15) Not applicable

     (1)  Previously  filed  with   Post-effective   Amendment  No.  10  to  the
Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.

     (2)  Previously  filed  with   Post-effective   Amendment  No.  13  to  the
Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1997 and incorporated herein by reference.

     (3)  Previously  filed  with   Post-effective   Amendment  No.  18  to  the
Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 12, 1997 and incorporated herein by reference.

     (4)  Previously  filed  with   Post-effective   Amendment  No.  21  to  the
Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.

     (5) To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of January 14, 1999, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

ITEM 25.  INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a

Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

          (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

          (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

          (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

          (a) In respect of any claim, issue, or matter as to which that person shall have bee liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this
               Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

          (b)  A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

          (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Not applicable.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

          Advisors Series Trust
          Guinness Flight Investment Funds, Inc.
          Fremont Mutual Funds, Inc.
          Fleming Capital Mutual Fund Group, Inc.
          The Purissima Fund
          Professionally Managed Portfolios
          Jurika & Voyles Fund Group
          Kayne Anderson Mutual Funds
          Masters' Select Investment Trust
          O'Shaughnessy Funds, Inc.
          Rainier Investment Management Mutual Funds
          RNC Mutual Fund Group, Inc.
          UBS Private Investor Funds

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with     Position and Offices
Business Address             Principal Underwriter         with Registrant
------------------           -------------------------     --------------------
Robert H. Wadsworth          President and Treasurer       Assistant Secretary
4455 E. Camelback Road
Suite 261
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                Assistant Secretary
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and            Assistant Secretary
915 Broadway                 Secretary
New York, NY 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 12th day of January, 1999.


                                        PIC INVESTMENT TRUST

                                        By Jeffrey J. Miller*
                                           ---------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on January 12, 1999.


Jeffrey J. Miller*                      President and
----------------------------            Trustee
Jeffrey J. Miller


Jettie M. Edwards*                      Trustee
----------------------------
Jettie M. Edwards


Bernard J. Johnson*                     Trustee
----------------------------
Bernard J. Johnson


Jeffrey D. Lovell*                      Trustee
----------------------------
Jeffrey D. Lovell


Wayne H. Smith*                         Trustee
----------------------------
Wayne H. Smith


Thad M. Brown*                          Treasurer and Principal
----------------------------            Financial and Accounting
Thad M. Brown                           Officer


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 12th day of January, 1999.


                                        PIC MID CAP PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on January 12, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Mid Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Mid Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Mid Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Mid Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Mid Cap
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 12th day of January, 1999.


                                        PIC BALANCED PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on January 12, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Balanced Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Balanced Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Balanced Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Balanced Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
------------                            Accounting Officer of PIC Balanced
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 12th day of January, 1999.


                                        PIC SMALL CAP PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on January 12, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Small Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Small Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Small Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Small Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Small Cap
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 12th day of January, 1999.


                                        PIC GROWTH PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------------
                                           Jeffrey J. Miller
                                           President

         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on January 12, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Growth Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Growth Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Growth Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Growth Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Growth
Thad M. Brown                           Portfolio


* Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                    EXHIBITS
                                    --------

          Number                          Description
          ------                          -----------

           27.1                      FDS-Balanced Portfolio
           27.2                      FDS-Growth Portfolio
           27.4                      FDS-Small Cap Portfolio
           27.7                      FDS-Mid Cap Portfolio